UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ];          Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Raiff Partners, Inc.
Address:                  152 West 57th Street
                          New York, NY  10019

Form 13F File Number:     28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Sheldon Brody
Title:     Chief Financial Officer
Phone:     212-247-6509

Signature, Place and Date of Signing:

/s/ Sheldon Brody                 New York, NY               August 12, 2011

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

                             FORM 13F SUMMARY PAGE
Raiff Partners, Inc.
28-5866

Report Summary:

Number of other Included Managers:                              3
Form 13F Information Table Entry Total:                        43
Form 13F Information Table Value Total:     $ 141,331 (thousands)

List of Other Included Managers:

No.    Form 13F File No.     Name
---    -----------------     ----

01     28-5534               Centurion Advisors, L.P.
02     28-5414               Centurion Investment Group, L.P.
03     28-7106               Centurion Investors, LLC

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
                                            FORM 13F AS OF 6/30/11
                                   REPORTING MANAGER: RAIFF PARTNERS, INC.
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Column 1                             Column 2       Column 3  Column 4            Column 5   Column 6   Column 7       Column 8

                                                              Fair
Name of Issuer                                                Market    Shares or
                                     Title          Cusip     Value     Principal SH/  PUT/ Investment   Other      Voting Authority
                                     of Class       Number    x $1,000  Amount    PRN  CALL Discretion  Managers    Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CAPITAL AGENCY CORP         CS             02503X105    7,278    250,000  SH         DEFINED     1,2,3   250,000
ANADARKO PETROLEUM                   CS             032511107    6,141     80,000  SH         DEFINED     1,2,3    80,000
APPLE INC                            CS             037833100   16,851     50,200  SH         DEFINED     1,2,3    50,200
BARCLAYS LTD.PREFERRED A             SP ADR         06739H776      761     30,000  SH         DEFINED     1,2,3    30,000
BON TON STORES INC.                  CS             09776J101       49      5,000  SH         DEFINED     1,2,3     5,000
BP P L C SPONSORED ADR               SP ADR         055622104    3,986     90,000  SH         DEFINED     1,2,3    90,000
CAPSTEAD MORTGAGE PREFD B            PFD B          14067E308       86      5,900  SH         DEFINED     1,2,3     5,900
CENTURYLINK INC                      CS             156700106    9,703    240,000  SH         DEFINED     1,2,3   240,000
CHESAPEAKE ENERGY CORP               CS             165167107    1,633     55,000  SH         DEFINED     1,2,3    55,000
CHEVRONTEXACO                        CS             166764100      514      5,000  SH         DEFINED     1,2,3     5,000
COACH INC                            CS             189754104    1,982     31,000  SH         DEFINED     1,2,3    31,000
CREDIT SUISSE HIGH YIELD BOND FUND   SH BEN INT     22544F103      958    296,500  SH         DEFINED     1,2,3   296,500
CREXUS INVESTMENT CORP               CS             226553105      889     80,000  SH         DEFINED     1,2,3    80,000
CSX CORP                             CS             126408103       26      1,000  SH         DEFINED     1,2,3     1,000
CYPRESS SHARPRIDGE INVTS INC         CS             23281A307    1,345    105,000  SH         DEFINED     1,2,3   105,000
DIAMOND OFFSHORE DRILLING            CS             25271C102    4,577     65,000  SH         DEFINED     1,2,3    65,000
FRONTIER COMMUNICATIONS CORP         CS             35906A108      404     50,000  SH         DEFINED     1,2,3    50,000
HATTERAS FINANCIAL CORP.             CS             41902R103      847     30,000  SH         DEFINED     1,2,3    30,000
HESS CORP                            CS             42809H107    4,112     55,000  SH         DEFINED     1,2,3    55,000
KRAFT FOODS INC                      CL A           50075N104    2,466     70,000  SH         DEFINED     1,2,3    70,000
LAS VEGAS SANDS CORP                 CS             517834107    4,221    100,000  SH         DEFINED     1,2,3   100,000
LILLY ELI & CO.                      CS             532457108      563     15,000  SH         DEFINED     1,2,3    15,000
LINN ENERGY LLC - UNITS              UNIT LTD LIAB  536020100    2,344     60,000  SH         DEFINED     1,2,3    60,000
MACYS INC                            CS             55616P104    1,462     50,000  SH         DEFINED     1,2,3    50,000
MFA FINANCIAL INC                    CS             55272X102      804    100,000  SH         DEFINED     1,2,3   100,000
MGM RESORTS INTERNATIONAL            CS             552953101    3,567    270,000  SH         DEFINED     1,2,3   270,000
MONSANTO                             CS             61166W101    5,803     80,000  SH         DEFINED     1,2,3    80,000
NAVIOS MARITIME PARTNERS, LP         UNIT LP        Y62267102    2,389    130,000  SH         DEFINED     1,2,3   130,000
NEW AMERICA HIGH INCOME FUND         CS             641876800      977     90,000  SH         DEFINED     1,2,3    90,000
OCCIDENTAL PETE CORP                 CS             674599105    4,162     40,000  SH         DEFINED     1,2,3    40,000
PHARMECEUTICAL HOLDERS TRUST         DEP RECPT      71712A206    2,837     40,000  SH         DEFINED     1,2,3    40,000
PILGRIMS PRIDE CORP                  CS             72147K108      541    100,000  SH         DEFINED     1,2,3   100,000
POLO RALPH LAUREN CORP               CL A           731572103      663      5,000  SH         DEFINED     1,2,3     5,000
PUTNAM PREMIER INCOME TRUST          SH BEN INT     746853100    1,644    251,000  SH         DEFINED     1,2,3   251,000
REGAL ENTERTAINMENT GROUP  CLASS A   CL A           758766109    7,842    635,000  SH         DEFINED     1,2,3   635,000
SEADRILL, LTD                        CS             G7945E105   10,055    285,000  SH         DEFINED     1,2,3   285,000
SPDR BARCLAYS CAPITAL HI YLD ETF     YIELD ETF      78464A417    4,464    111,000  SH         DEFINED     1,2,3   111,000
STARWOOD PROPERTY TRUST INC          CS             85571B105    3,487    170,000  SH         DEFINED     1,2,3   170,000
V.F. CORP                            CS             918204108    1,628     15,000  SH         DEFINED     1,2,3    15,000
VALIDUS HOLDINGS LTD                 CS             G9319H102      155      5,000  SH         DEFINED     1,2,3     5,000
VERIZON COMMUN                       CS             92343V104    7,446    200,000  SH         DEFINED     1,2,3   200,000
VODAFONE GROUP PLC ADR               SP ADR         92857W209    2,672    100,000  SH         DEFINED     1,2,3   100,000
WINDSTREAM CORP                      CS             97381W104    6,998    540,000  SH         DEFINED     1,2,3   540,000


TOTAL PORTFOLIO                                                141,331
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